Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Mercer Funds
Entity Central Index Key	0001320615
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000027778 [Member]
Shareholder Report [Line Items]
Fund Name	Mercer US Small/Mid Cap Equity Fund
Class Name	Class I
Trading Symbol	MSCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mercer US Small/Mid Cap Equity Fund (the “Fund”) for the fiscal year ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mercer.com/mercer-funds-us-small-mid-cap. You can also request this information by contacting us at 1-888-887-0619.
Additional Information Phone Number	1-888-887-0619
Additional Information Website	www.mercer.com/mercer-funds-us-small-mid-cap
Expenses [Text Block]
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer US Small/Mid Cap Equity Fund (Class I / MSCQX)	$69	0.70%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Market Commentary and Fund Performance
How did the Fund perform during the reporting period?
•	For the 12 months ended March 31, 2025, the Fund’s performance was in line with its benchmark, the Russell 2500® Index.
Top Contributors
•
Security selection in the Health Care (Biotechnology and Health Care Equipment), Information Technology (Semiconductor and Software), Consumer Staples (Distribution and Retail) and Utilities (Independent Power and Renewable Electricity Producers) sectors contributed towards performance.

Top Detractors
•	Security selection in the Energy (Oil, Gas & Consumable Fuels) and Industrials (Electrical Equipment) sectors weighed on performance for the reporting period.
•
Also weighing on performance was security selection in Financials (Financial Services) as well as an underweight in the Financials (Banks) sector as well as an underweight position in the outperforming Real Estate sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Comparison of the change in value of a $10,000 investment for the period indicated.
Average Annual Return [Table Text Block]

Average Annual Total Returns
Fund And Inception Date	1 Year	Since Inception
Mercer US Small/Mid Cap Equity Fund – Class I – 06/27/2023	‑3.29%	8.55%
Russell 2500® Index	-3.11%	8.71%

Performance Inception Date	Jun. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ for the most recent performance information.
Net Assets	$ 1,643,718,516
Holdings Count | Holding	461
Advisory Fees Paid, Amount	$ 6,735,202
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund Statistics that you should pay attention to:

Fund’s net assets	$1,643,718,516

Total number of portfolio holdings	461

Total advisory fees paid net of reimbursement	$6,735,202

Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Top Ten
BJ’s Wholesale Club Holdings, Inc.	1.7%
Texas Roadhouse, Inc.	1.1%
Bright Horizons Family Solutions, Inc.	0.9%
Ascendis Pharma AS	0.9%
Permian Resources Corp.	0.8%
Comfort Systems USA, Inc.	0.8%
Tapestry, Inc.	0.8%
CyberArk Software Ltd.	0.8%
Natera, Inc.	0.7%
Jazz Pharmaceuticals PLC	0.7%
Total	9.2%

Sector Allocation
Consumer, Non-cyclical	24.1%
Financial	19.5%
Industrial	17.1%
Consumer, Cyclical	16.8%
Technology	10.8%
Energy	4.2%
Communications	2.7%
Basic Materials	2.1%
Utilities	2.1%
Cash Equivalence	0.5%
Government	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top Ten
BJ’s Wholesale Club Holdings, Inc.	1.7%
Texas Roadhouse, Inc.	1.1%
Bright Horizons Family Solutions, Inc.	0.9%
Ascendis Pharma AS	0.9%
Permian Resources Corp.	0.8%
Comfort Systems USA, Inc.	0.8%
Tapestry, Inc.	0.8%
CyberArk Software Ltd.	0.8%
Natera, Inc.	0.7%
Jazz Pharmaceuticals PLC	0.7%
Total	9.2%

C000027780 [Member]
Shareholder Report [Line Items]
Fund Name	Mercer US Small/Mid Cap Equity Fund
Class Name	Class Y-3
Trading Symbol	MSCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mercer US Small/Mid Cap Equity Fund (the “Fund”) for the fiscal year ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mercer.com/mercer-funds-us-small-mid-cap. You can also request this information by contacting us at 1-888-887-0619.
Additional Information Phone Number	1-888-887-0619
Additional Information Website	www.mercer.com/mercer-funds-us-small-mid-cap
Expenses [Text Block]
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer US Small/Mid Cap Equity Fund (Class Y-3 / MSCGX)	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Market Commentary and Fund Performance
How did the Fund perform during the reporting period?
•	For the 12 months ended March 31, 2025, the Fund’s performance was in line with its benchmark, the Russell 2500® Index.
Top Contributors
•
Security selection in the Health Care (Biotechnology and Health Care Equipment), Information Technology (Semiconductor and Software), Consumer Staples (Distribution and Retail) and Utilities (Independent Power and Renewable Electricity Producers) sectors contributed towards performance.

Top Detractors
•	Security selection in the Energy (Oil, Gas & Consumable Fuels) and Industrials (Electrical Equipment) sectors weighed on performance for the reporting period.
•
Also weighing on performance was security selection in Financials (Financial Services) as well as an underweight in the Financials (Banks) sector as well as an underweight position in the outperforming Real Estate sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Comparison of the change in value of a $10,000 investment for the period indicated.
Average Annual Return [Table Text Block]

Average Annual Total Returns
Fund And Inception Date	1 Year	5 Years	10 Years
Mercer US Small/Mid Cap Equity Fund – Class Y-3 – 08/15/2005	‑3.02%	15.96%	7.21%
Russell 2500® Index	‑3.11%	14.91%	7.46%

Performance Inception Date	Aug. 15, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ for the most recent performance information.
Net Assets	$ 1,643,718,516
Holdings Count | Holding	461
Advisory Fees Paid, Amount	$ 6,735,202
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund Statistics that you should pay attention to:

Fund’s net assets	$1,643,718,516

Total number of portfolio holdings	461

Total advisory fees paid net of reimbursement	$6,735,202

Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Top Ten
BJ’s Wholesale Club Holdings, Inc.	1.7%
Texas Roadhouse, Inc.	1.1%
Bright Horizons Family Solutions, Inc.	0.9%
Ascendis Pharma AS	0.9%
Permian Resources Corp.	0.8%
Comfort Systems USA, Inc.	0.8%
Tapestry, Inc.	0.8%
CyberArk Software Ltd.	0.8%
Natera, Inc.	0.7%
Jazz Pharmaceuticals PLC	0.7%
Total	9.2%

Sector Allocation
Consumer, Non-cyclical	24.1%
Financial	19.5%
Industrial	17.1%
Consumer, Cyclical	16.8%
Technology	10.8%
Energy	4.2%
Communications	2.7%
Basic Materials	2.1%
Utilities	2.1%
Cash Equivalence	0.5%
Government	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top Ten
BJ’s Wholesale Club Holdings, Inc.	1.7%
Texas Roadhouse, Inc.	1.1%
Bright Horizons Family Solutions, Inc.	0.9%
Ascendis Pharma AS	0.9%
Permian Resources Corp.	0.8%
Comfort Systems USA, Inc.	0.8%
Tapestry, Inc.	0.8%
CyberArk Software Ltd.	0.8%
Natera, Inc.	0.7%
Jazz Pharmaceuticals PLC	0.7%
Total	9.2%

C000027786 [Member]
Shareholder Report [Line Items]
Fund Name	Mercer Non-US Core Equity Fund
Class Name	Class I
Trading Symbol	MNCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mercer Non-US Core Equity Fund (the “Fund”) for the fiscal year ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mercer.com/mercer-funds-non-us-core. You can also request this information by contacting us at 1-888-887-0619.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-887-0619
Additional Information Website	www.mercer.com/mercer-funds-non-us-core
Expenses [Text Block]
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Non-US Core Equity Fund (Class I / MNCSX)	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Market Commentary and Fund Performance
How did the Fund perform during the reporting period?
•	For the 12 months ended March 31, 2025, the Fund outperformed its primary benchmark, the MSCI World ex USA IMI.
Top Contributors
•	Security selection and relative weighting within Japan, Denmark and Italy were beneficial.
•	Within Japan, a relative underweight to Toyota Motor Corp proved to be a large driver of outperformance.
•	Similarly, a relative underweight to Denmark-based healthcare company Novo Nordisk was beneficial.
•	Security selection within materials was a large contributor to relative outperformance from a sector perspective.
•	An off-benchmark allocation to Chinese equities, particularly tech giant Alibaba, was also a large contributor.
Top Detractors
•	A relative underweight paired with security selection in Germany hurt relative performance.
•	An underweight to Singapore detracted as the country significantly outperformed the Funds primary benchmark.
•	An allocation to South Korea, which is not included in the Fund’s primary benchmark, was also a key detractor from relative performance, specifically an allocation to Samsung Electronics.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Comparison of the change in value of a $10,000 investment for the period indicated.
Average Annual Return [Table Text Block]

Average Annual Total Returns
Fund And Inception Date	1 Year	Since Inception
Mercer Non-US Core Equity Fund – Class I – 7/22/2021	7.64%	4.23%
MSCI World ex USA IMI Index	5.08%	3.43%
MSCI EAFE Index	4.88%	4.02%

Performance Inception Date	Jul. 22, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective February 28, 2025, the Fund has selected the MSCI World ex USA IMI Index as its new primary benchmark performance index as a replacement for the MSCI EAFE Index.
Prior Market Index Comparison [Text Block]	The Adviser has determined that the MSCI World ex USA IMI Index provides a more useful performance comparison given the Fund’s investment strategy.
Updated Performance Information Location [Text Block]	Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ for the most recent performance information.
Net Assets	$ 3,721,176,730
Holdings Count | Holding	934
Advisory Fees Paid, Amount	$ 12,065,928
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund Statistics that you should pay attention to:

Fund’s net assets	$3,721,176,730

Total number of portfolio holdings	934

Total advisory fees paid net of reimbursement	$12,065,928

Portfolio turnover rate as of the end of the reporting period	57%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Top Ten
SAP SE	1.7%
Roche Holding AG	1.1%
TotalEnergies SE	1.1%
Barclays PLC	1.0%
London Stock Exchange Group PLC	1.0%
UniCredit SpA	0.9%
NatWest Group PLC	0.9%
Schneider Electric SE	0.9%
Franco-Nevada Corp.	0.8%
Experian PLC	0.8%
Total	10.2%

Sector Allocation
Financial	26.8%
Consumer, Non-cyclical	18.5%
Industrial	14.6%
Consumer, Cyclical	11.5%
Technology	8.2%
Basic Materials	6.1%
Communications	4.4%
Energy	4.4%
Cash Equivalence	3.6%
Utilities	1.6%
Investment Companies (ETF)	0.3%
Diversified	0.0%	*
Total	100.0%

Geographic Allocation
Japan	18.4%
United Kingdom	11.0%
United States	9.2%
Germany	8.8%
France	8.3%
Canada	5.6%
Switzerland	5.4%
Italy	5.0%
Netherlands	3.7%
Spain	3.5%
China	2.3%
Sweden	2.3%
Australia	2.0%
Hong Kong	1.6%
Ireland	1.5%
Denmark	1.1%
Total of Countries less than 1.0%	6.7%
Cash Equivalence	3.6%
Total	100.0%
*	Less than 0.1%

Largest Holdings [Text Block]

Top Ten
SAP SE	1.7%
Roche Holding AG	1.1%
TotalEnergies SE	1.1%
Barclays PLC	1.0%
London Stock Exchange Group PLC	1.0%
UniCredit SpA	0.9%
NatWest Group PLC	0.9%
Schneider Electric SE	0.9%
Franco-Nevada Corp.	0.8%
Experian PLC	0.8%
Total	10.2%

C000027788 [Member]
Shareholder Report [Line Items]
Fund Name	Mercer Non-US Core Equity Fund
Class Name	Class Y-3
Trading Symbol	MNCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mercer Non-US Core Equity Fund (the “Fund”) for the fiscal year ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mercer.com/mercer-funds-non-us-core. You can also request this information by contacting us at 1-888-887-0619.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-887-0619
Additional Information Website	www.mercer.com/mercer-funds-non-us-core
Expenses [Text Block]
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Non-US Core Equity Fund (Class Y-3 / MNCEX)	$37	0.37%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Market Commentary and Fund Performance
How did the Fund perform during the reporting period?
•	For the 12 months ended March 31, 2025, the Fund outperformed its primary benchmark, the MSCI World ex USA IMI.
Top Contributors
•	Security selection and relative weighting within Japan, Denmark and Italy were beneficial.
•	Within Japan, a relative underweight to Toyota Motor Corp proved to be a large driver of outperformance.
•	Similarly, a relative underweight to Denmark-based healthcare company Novo Nordisk was beneficial.
•	Security selection within materials was a large contributor to relative outperformance from a sector perspective.
•	An off-benchmark allocation to Chinese equities, particularly tech giant Alibaba, was also a large contributor.
Top Detractors
•	A relative underweight paired with security selection in Germany hurt relative performance.
•	An underweight to Singapore detracted as the country significantly outperformed the Funds primary benchmark.
•	An allocation to South Korea, which is not included in the Fund’s primary benchmark, was also a key detractor from relative performance, specifically an allocation to Samsung Electronics.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Comparison of the change in value of a $10,000 investment for the period indicated.
Average Annual Return [Table Text Block]

Average Annual Total Returns
Fund And Inception Date	1 Year	5 Years	10 Years
Mercer Non-US Core Equity Fund – Class Y-3 – 08/18/2006	7.93%	13.35%	6.90%
MSCI World ex USA IMI Index	5.08%	11.95%	5.48%
MSCI EAFE Index	4.88%	11.77%	5.39%

Performance Inception Date	Aug. 18, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective February 28, 2025, the Fund has selected the MSCI World ex USA IMI Index as its new primary benchmark performance index as a replacement for the MSCI EAFE Index.
Prior Market Index Comparison [Text Block]	The Adviser has determined that the MSCI World ex USA IMI Index provides a more useful performance comparison given the Fund’s investment strategy.
Updated Performance Information Location [Text Block]	Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ for the most recent performance information.
Net Assets	$ 3,721,176,730
Holdings Count | Holding	934
Advisory Fees Paid, Amount	$ 12,065,928
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund Statistics that you should pay attention to:

Fund’s net assets	$3,721,176,730

Total number of portfolio holdings	934

Total advisory fees paid net of reimbursement	$12,065,928

Portfolio turnover rate as of the end of the reporting period	57%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Top Ten
SAP SE	1.7%
Roche Holding AG	1.1%
TotalEnergies SE	1.1%
Barclays PLC	1.0%
London Stock Exchange Group PLC	1.0%
UniCredit SpA	0.9%
NatWest Group PLC	0.9%
Schneider Electric SE	0.9%
Franco-Nevada Corp.	0.8%
Experian PLC	0.8%
Total	10.2%

Sector Allocation
Financial	26.8%
Consumer, Non-cyclical	18.5%
Industrial	14.6%
Consumer, Cyclical	11.5%
Technology	8.2%
Basic Materials	6.1%
Communications	4.4%
Energy	4.4%
Cash Equivalence	3.6%
Utilities	1.6%
Investment Companies (ETF)	0.3%
Diversified	0.0%	*
Total	100.0%

Geographic Allocation
Japan	18.4%
United Kingdom	11.0%
United States	9.2%
Germany	8.8%
France	8.3%
Canada	5.6%
Switzerland	5.4%
Italy	5.0%
Netherlands	3.7%
Spain	3.5%
China	2.3%
Sweden	2.3%
Australia	2.0%
Hong Kong	1.6%
Ireland	1.5%
Denmark	1.1%
Total of Countries less than 1.0%	6.7%
Cash Equivalence	3.6%
Total	100.0%
*	Less than 0.1%

Largest Holdings [Text Block]

Top Ten
SAP SE	1.7%
Roche Holding AG	1.1%
TotalEnergies SE	1.1%
Barclays PLC	1.0%
London Stock Exchange Group PLC	1.0%
UniCredit SpA	0.9%
NatWest Group PLC	0.9%
Schneider Electric SE	0.9%
Franco-Nevada Corp.	0.8%
Experian PLC	0.8%
Total	10.2%

C000027790 [Member]
Shareholder Report [Line Items]
Fund Name	Mercer Core Fixed Income Fund
Class Name	Class I
Trading Symbol	MCFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mercer Core Fixed Income Fund (the “Fund”) for the fiscal year ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mercer.com/mercer-funds-core-fixed. You can also request this information by contacting us at 1-888-887-0619.
Additional Information Phone Number	1-888-887-0619
Additional Information Website	www.mercer.com/mercer-funds-core-fixed
Expenses [Text Block]
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Core Fixed Income Fund (Class I/MCFQX)	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Market Commentary and Fund Performance
How did the Fund perform during the reporting period?
•	For the 12 months ended March 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.
Top Contributors
•
Security selection within non-agency Collateral Mortgage-Backed Securities (CMBS), Asset-Backed Securities (ABS), Collateral Loan Obligations (CLOs) and bank loans all contributed positively to performance.

•	Sector allocation within investment grade corporates and high yield in the finance and industrial sectors contributed to performance as spreads tightened throughout fiscal year.
Top Detractors
•	Duration and curve positioning were net detractors from performance as yields fluctuated throughout the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Comparison of the change in value of a $10,000 investment for the period indicated.
Average Annual Return [Table Text Block]

Average Annual Total Returns
Fund And Inception Date	1 Year	Since Inception
Mercer Core Fixed Income Fund – Class I – 12/27/2021	4.93%	‑1.41%
Bloomberg U.S. Aggregate Bond Index	4.88%	‑1.34%

Performance Inception Date	Dec. 27, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ for the most recent performance information.
Net Assets	$ 1,945,382,017
Holdings Count | Holding	1,961
Advisory Fees Paid, Amount	$ 1,723,182
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund Statistics that you should pay attention to:

Fund’s net assets	$1,945,382,017

Total number of portfolio holdings	1961

Total advisory fees paid net of reimbursement	$1,723,182

Portfolio turnover rate as of the end of the reporting period	123%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Maturity
< 1 year	0.7%
1-3 Years	9.4%
3-5 Years	18.5%
5-10 years	14.5%
10-30 Years	53.4%
> 30 years	3.5%
Total	100.0%

* Less than 0.1%

Asset Allocation
Corporate Debt	32.7%
Mortgage Backed Securities - U.S. Government Agency Obligations	29.8%
U.S. Government and Agency Obligations	16.0%
Asset Backed Securities	10.8%
Mortgage Backed Securities - Private Issuers	8.4%
Municipal Obligations	0.8%
Sovereign Debt Obligations	0.6%
Common Stocks	0.0%	*
Cash Equivalence	0.9%
Total	100.0%

C000027792 [Member]
Shareholder Report [Line Items]
Fund Name	Mercer Core Fixed Income Fund
Class Name	Class Y-3
Trading Symbol	MCFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mercer Core Fixed Income Fund (the “Fund”) for the fiscal year ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mercer.com/mercer-funds-core-fixed. You can also request this information by contacting us at 1-888-887-0619.
Additional Information Phone Number	1-888-887-0619
Additional Information Website	www.mercer.com/mercer-funds-core-fixed
Expenses [Text Block]
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Core Fixed Income Fund (Class Y-3 / MCFIX)	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Market Commentary and Fund Performance
How did the Fund perform during the reporting period?
•	For the 12 months ended March 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.
Top Contributors
•
Security selection within non-agency Collateral Mortgage-Backed Securities (CMBS), Asset-Backed Securities (ABS), Collateral Loan Obligations (CLOs) and bank loans all contributed positively to performance.

•	Sector allocation within investment grade corporates and high yield in the finance and industrial sectors contributed to performance as spreads tightened throughout fiscal year.
Top Detractors
•	Duration and curve positioning were net detractors from performance as yields fluctuated throughout the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Comparison of the change in value of a $10,000 investment for the period indicated.
Average Annual Return [Table Text Block]

Average Annual Total Returns
Fund And Inception Date	1 Year	5 Years	10 Years
Mercer Core Fixed Income Fund – Class Y-3 – 08/15/2005	5.19%	0.50%	1.91%
Bloomberg U.S. Aggregate Bond Index	4.88%	‑0.40%	1.46%

Performance Inception Date	Aug. 15, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ for the most recent performance information.
Net Assets	$ 1,945,382,017
Holdings Count | Holding	1,961
Advisory Fees Paid, Amount	$ 1,723,182
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund Statistics that you should pay attention to:

Fund’s net assets	$1,945,382,017

Total number of portfolio holdings	1961

Total advisory fees paid net of reimbursement	$1,723,182

Portfolio turnover rate as of the end of the reporting period	123%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Maturity
< 1 year	0.7%
1-3 Years	9.4%
3-5 Years	18.5%
5-10 years	14.5%
10-30 Years	53.4%
> 30 years	3.5%
Total	100.0%

* Less than 0.1%

Asset Allocation
Corporate Debt	32.7%
Mortgage Backed Securities - U.S. Government Agency Obligations	29.8%
U.S. Government and Agency Obligations	16.0%
Asset Backed Securities	10.8%
Mortgage Backed Securities - Private Issuers	8.4%
Municipal Obligations	0.8%
Sovereign Debt Obligations	0.6%
Common Stocks	0.0%	*
Cash Equivalence	0.9%
Total	100.0%

C000106516 [Member]
Shareholder Report [Line Items]
Fund Name	Mercer Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	MEMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mercer Emerging Markets Equity Fund (the “Fund”) for the fiscal year ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mercer.com/mercer-funds-emerging-markets. You can also request this information by contacting us at 1-888-887-0619.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-887-0619
Additional Information Website	www.mercer.com/mercer-funds-emerging-markets
Expenses [Text Block]
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Emerging Markets Equity Fund (Class I / MEMSX)	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Market Commentary and Fund Performance
How did the Fund perform during the reporting period?
•	For the 12 months ended March 31, 2025, the Fund underperformed its benchmark, the MSCI Emerging Markets® Index.
Top Contributors
•	Specific holdings and positioning within South Korean technology were beneficial, as semiconductors, particularly memory producers, outperformed broader tech hardware.
•	Holdings in electrical components manufacturers in both Brazil and Taiwan were outsized contributors.
Top Detractors
•	The Fund has been generally underweighted to China, which has detracted from performance as a combination of policy announcements and improving earnings have driven Chinese shares higher.
•
Holdings in Mexico (specifically Fomento Economico Mexico, which fell due to softer growth), a leadership shakeup and negative investor sentiment surrounding the Mexican presidential election detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Comparison of the change in value of a $10,000 investment for the period indicated.
Average Annual Return [Table Text Block]

Average Annual Total Returns
Fund And Inception Date	1 Year	Since Inception
Mercer Emerging Markets Equity Fund – Class I – 06/27/2023	5.79%	3.89%
MSCI Emerging Markets® Index	8.09%	8.85%

Performance Inception Date	Jun. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ for the most recent performance information.
Net Assets	$ 994,432,430
Holdings Count | Holding	646
Advisory Fees Paid, Amount	$ 3,206,547
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund Statistics that you should pay attention to:

Fund’s net assets	$994,432,430

Total number of portfolio holdings	646

Total advisory fees paid net of reimbursement	$3,206,547

Portfolio turnover rate as of the end of the reporting period	91%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Top Ten
Taiwan Semiconductor Manufacturing Co. Ltd.	7.7%
Tencent Holdings Ltd.	4.7%
Alibaba Group Holding Ltd.	2.5%
Samsung Electronics Co. Ltd.	2.4%
HDFC Bank Ltd.	2.2%
Meituan	1.3%
SK Hynix, Inc.	1.2%
Reliance Industries Ltd.	1.0%
Xiaomi Corp.	1.0%
JD.com, Inc.	1.0%
Total	25.0%

Sector Allocation
Financial	24.8%
Technology	18.5%
Communications	17.6%
Consumer, Non-cyclical	11.3%
Consumer, Cyclical	11.1%
Industrial	6.3%
Basic Materials	4.9%
Energy	3.4%
Utilities	1.5%
Diversified	0.4%
Cash Equivalence	0.2%
Total	100.0%

Geographic Allocation
China	28.9%
India	16.5%
Taiwan	14.4%
South Korea	8.7%
Brazil	6.9%
Mexico	3.4%
South Africa	2.9%
Saudi Arabia	2.7%
Thailand	1.6%
Indonesia	1.5%
Malaysia	1.1%
United Arab Emirates	1.0%
Total of Countries less than 1.0%	10.2%
Cash Equivalence	0.2%
Total	100.0%

Largest Holdings [Text Block]

Top Ten
Taiwan Semiconductor Manufacturing Co. Ltd.	7.7%
Tencent Holdings Ltd.	4.7%
Alibaba Group Holding Ltd.	2.5%
Samsung Electronics Co. Ltd.	2.4%
HDFC Bank Ltd.	2.2%
Meituan	1.3%
SK Hynix, Inc.	1.2%
Reliance Industries Ltd.	1.0%
Xiaomi Corp.	1.0%
JD.com, Inc.	1.0%
Total	25.0%

Material Fund Change [Text Block]
Material and Other Fund Changes
The Board of Trustees of Mercer Funds has approved the appointment of BennBridge Ltd as a subadviser to Mercer Emerging Markets Equity Fund (the “Fund”). BennBridge Ltd is being appointed to replace its affiliate BennBridge US LLC (“BennBridge US” and together with BennBridge Ltd, “BennBridge”) which is ceasing operations and has therefore assigned all existing client agreements to BennBridge Ltd, effective July 1, 2024
On October 8, 2024, William Blair Investment Management, LLC, Origin Asset Management LLP, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited were terminated as subadvisers to the Fund, and the Board of Trustees of the Fund approved the hiring of Baillie Gifford Overseas Limited, Pzena Investment Management, Inc. and Robeco Institutional Asset Management US Inc. as new subadvisers to the Fund. The terminations and hirings of these subadvisers to the Fund were all completed prior to the date of this Report
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2025 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.
Effective May 20, 2025, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) has been terminated as a subadviser to the Fund

Material Fund Change Adviser [Text Block]
The Board of Trustees of Mercer Funds has approved the appointment of BennBridge Ltd as a subadviser to Mercer Emerging Markets Equity Fund (the “Fund”). BennBridge Ltd is being appointed to replace its affiliate BennBridge US LLC (“BennBridge US” and together with BennBridge Ltd, “BennBridge”) which is ceasing operations and has therefore assigned all existing client agreements to BennBridge Ltd, effective July 1, 2024
On October 8, 2024, William Blair Investment Management, LLC, Origin Asset Management LLP, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited were terminated as subadvisers to the Fund, and the Board of Trustees of the Fund approved the hiring of Baillie Gifford Overseas Limited, Pzena Investment Management, Inc. and Robeco Institutional Asset Management US Inc. as new subadvisers to the Fund. The terminations and hirings of these subadvisers to the Fund were all completed prior to the date of this Report
Effective May 20, 2025, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) has been terminated as a subadviser to the Fund

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2025 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

Updated Prospectus Phone Number	1-888-887-0619
Updated Prospectus Web Address	https://www.mercer.com/en-us/solutions/investments/delegated-solutions/
C000106518 [Member]
Shareholder Report [Line Items]
Fund Name	Mercer Emerging Markets Equity Fund
Class Name	Class Y-3
Trading Symbol	MEMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mercer Emerging Markets Equity Fund (the “Fund”) for the fiscal year ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mercer.com/mercer-funds-emerging-markets. You can also request this information by contacting us at 1-888-887-0619.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-887-0619
Additional Information Website	www.mercer.com/mercer-funds-emerging-markets
Expenses [Text Block]
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Emerging Markets Equity Fund (Class Y‑3 / MEMQX)	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Market Commentary and Fund Performance
How did the Fund perform during the reporting period?
•	For the 12 months ended March 31, 2025, the Fund underperformed its benchmark, the MSCI Emerging Markets® Index.
Top Contributors
•	Specific holdings and positioning within South Korean technology were beneficial, as semiconductors, particularly memory producers, outperformed broader tech hardware.
•	Holdings in electrical components manufacturers in both Brazil and Taiwan were outsized contributors.
Top Detractors
•	The Fund has been generally underweighted to China, which has detracted from performance as a combination of policy announcements and improving earnings have driven Chinese shares higher.
•
Holdings in Mexico (specifically Fomento Economico Mexico, which fell due to softer growth), a leadership shakeup and negative investor sentiment surrounding the Mexican presidential election detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Comparison of the change in value of a $10,000 investment for the period indicated.
Average Annual Return [Table Text Block]

Average Annual Total Returns
Fund And Inception Date	1 Year	5 Years	10 Years
Mercer Emerging Markets Equity Fund – Class Y-3 – 05/01/2012	6.20%	5.96%	1.94%
MSCI Emerging Markets® Index	8.09%	7.94%	3.71%

Performance Inception Date	May 01, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ for the most recent performance information.
Net Assets	$ 994,432,430
Holdings Count | Holding	646
Advisory Fees Paid, Amount	$ 3,206,547
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund Statistics that you should pay attention to:

Fund’s net assets	$994,432,430

Total number of portfolio holdings	646

Total advisory fees paid net of reimbursement	$3,206,547

Portfolio turnover rate as of the end of the reporting period	91%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Top Ten
Taiwan Semiconductor Manufacturing Co. Ltd.	7.7%
Tencent Holdings Ltd.	4.7%
Alibaba Group Holding Ltd.	2.5%
Samsung Electronics Co. Ltd.	2.4%
HDFC Bank Ltd.	2.2%
Meituan	1.3%
SK Hynix, Inc.	1.2%
Reliance Industries Ltd.	1.0%
Xiaomi Corp.	1.0%
JD.com, Inc.	1.0%
Total	25.0%

Sector Allocation
Financial	24.8%
Technology	18.5%
Communications	17.6%
Consumer, Non-cyclical	11.3%
Consumer, Cyclical	11.1%
Industrial	6.3%
Basic Materials	4.9%
Energy	3.4%
Utilities	1.5%
Diversified	0.4%
Cash Equivalence	0.2%
Total	100.0%

Geographic Allocation
China	28.9%
India	16.5%
Taiwan	14.4%
South Korea	8.7%
Brazil	6.9%
Mexico	3.4%
South Africa	2.9%
Saudi Arabia	2.7%
Thailand	1.6%
Indonesia	1.5%
Malaysia	1.1%
United Arab Emirates	1.0%
Total of Countries less than 1.0%	10.2%
Cash Equivalence	0.2%
Total	100.0%

Largest Holdings [Text Block]

Top Ten
Taiwan Semiconductor Manufacturing Co. Ltd.	7.7%
Tencent Holdings Ltd.	4.7%
Alibaba Group Holding Ltd.	2.5%
Samsung Electronics Co. Ltd.	2.4%
HDFC Bank Ltd.	2.2%
Meituan	1.3%
SK Hynix, Inc.	1.2%
Reliance Industries Ltd.	1.0%
Xiaomi Corp.	1.0%
JD.com, Inc.	1.0%
Total	25.0%

Material Fund Change [Text Block]
Material and Other Fund Changes
The Board of Trustees of Mercer Funds has approved the appointment of BennBridge Ltd as a subadviser to Mercer Emerging Markets Equity Fund (the “Fund”). BennBridge Ltd is being appointed to replace its affiliate BennBridge US LLC (“BennBridge US” and together with BennBridge Ltd, “BennBridge”) which is ceasing operations and has therefore assigned all existing client agreements to BennBridge Ltd, effective July 1, 2024
On October 8, 2024, William Blair Investment Management, LLC, Origin Asset Management LLP, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited were terminated as subadvisers to the Fund, and the Board of Trustees of the Fund approved the hiring of Baillie Gifford Overseas Limited, Pzena Investment Management, Inc. and Robeco Institutional Asset Management US Inc. as new sub-advisers to the Fund. The terminations and hirings of these sub-advisers to the Fund were all completed prior to the date of this Report
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2025 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.
Effective May 20, 2025, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) has been terminated as a subadviser to the Fund

Material Fund Change Adviser [Text Block]
The Board of Trustees of Mercer Funds has approved the appointment of BennBridge Ltd as a subadviser to Mercer Emerging Markets Equity Fund (the “Fund”). BennBridge Ltd is being appointed to replace its affiliate BennBridge US LLC (“BennBridge US” and together with BennBridge Ltd, “BennBridge”) which is ceasing operations and has therefore assigned all existing client agreements to BennBridge Ltd, effective July 1, 2024
On October 8, 2024, William Blair Investment Management, LLC, Origin Asset Management LLP, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited were terminated as subadvisers to the Fund, and the Board of Trustees of the Fund approved the hiring of Baillie Gifford Overseas Limited, Pzena Investment Management, Inc. and Robeco Institutional Asset Management US Inc. as new sub-advisers to the Fund. The terminations and hirings of these sub-advisers to the Fund were all completed prior to the date of this Report
Effective May 20, 2025, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) has been terminated as a subadviser to the Fund

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2025 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

Updated Prospectus Phone Number	1-888-887-0619
Updated Prospectus Web Address	https://www.mercer.com/en-us/solutions/investments/delegated-solutions/
C000128966 [Member]
Shareholder Report [Line Items]
Fund Name	Mercer Opportunistic Fixed Income Fund
Class Name	Class I
Trading Symbol	MOFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mercer Opportunistic Fixed Income Fund (the “Fund”) for the fiscal year ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mercer.com/mercer-funds-opportunistic-fixed. You can also request this information by contacting us at 1-888-887-0619.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-887-0619
Additional Information Website	www.mercer.com/mercer-funds-opportunistic-fixed
Expenses [Text Block]
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Opportunistic Fixed Income Fund (Class I / MOFTX)	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Market Commentary and Fund Performance
How did the Fund perform during the reporting period?
•	For the 12 months ended March 31, 2025, the Fund underperformed its primary and secondary benchmarks.
•	Primary Benchmark: Bloomberg U.S. Aggregate Bond Index
•
Secondary Benchmark: 35% Bloomberg Global Aggregate Corporate Hedged Index, 17.5% Bloomberg Global High Yield Index, 10.5% JP Morgan CEMBI Diversified Index, 7% S&P/LSTA Leveraged Loan Index and 30% JP Morgan GBI-EM Diversified Index.

Top Contributors
•	Security selection within investment grade corporates in the banking and communications sectors aided performance.
•	Sector allocation within high yield, securitized products and bank loans contributed to performance as spreads tightened in 2024.
Top Detractors
•	Currency and bond positioning within emerging market debt were a drag on performance due to idiosyncratic events and movements in rates notably in Brazil and Turkey.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Comparison of the change in value of a $10,000 investment for the period indicated.
Average Annual Return [Table Text Block]

Average Annual Total Returns
Fund And Inception Date	1 Year	Since Inception
Mercer Opportunistic Fixed Income Fund – Class I – 06/27/2023	4.14%	5.50%
Bloomberg U.S. Aggregate Bond Index (Primary Benchmark)	4.88%	3.98%
ICE BofA Merrill Lynch Global High Yield 2% Constrained Index Unhedged	8.01%	10.16%
Secondary Benchmark	6.01%	6.94%

Performance Inception Date	Jun. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 31, 2024, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, replacing the ICE BofA Merrill Lynch Global High Yield 2% Constrained Index Unhedged, as its primary benchmark.
Material Change Date	Mar. 11, 2025
Updated Performance Information Location [Text Block]	Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ for the most recent performance information.
Net Assets	$ 1,857,735,710
Holdings Count | Holding	1,208
Advisory Fees Paid, Amount	$ 6,379,252
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund Statistics that you should pay attention to:

Fund’s net assets	$1,857,735,710

Total number of portfolio holdings	1,208

Total advisory fees paid net of reimbursement	$6,379,252

Portfolio turnover rate as of the end of the reporting period	77%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Asset Allocation
Corporate Debt	39.9%
Sovereign Debt Obligations	35.2%
U.S. Government and Agency Obligations	14.8%
Mortgage Backed Securities – Private Issuers	5.6%
Asset Backed Securities	3.7%
Convertible Debt	0.5%
Bank Loans	0.1%
Common Stocks	0.0%	*
Mortgage Backed Securities – U.S. Government Agency Obligations	0.0%	*
Cash Equivalence	0.2%
Total	100%

* Less than 0.1%

Geographic Allocation (Top Ten)
United States	43.9%
Brazil	5.2%
Mexico	4.6%
South Africa	4.5%
Indonesia	3.2%
Malaysia	3.1%
Colombia	2.6%
United Kingdom	2.2%
Turkey	2.1%
Cayman Islands	2.1%
Total Countries less than 2.0%	26.3%
Cash Equivalence	0.2%
Total	100%

Material Fund Change [Text Block]
Material and Other Fund Changes
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2025 at https://www.mercer.com/en‑us/solutions/investments/delegated‑solutions/ or upon request at 1-888-887-0619.
On March 11, 2025, Blackrock International Limited, Colchester Global Investors Limited, Loomis, Sayles & Company, L.P. and Western Asset Management Company, LLC were terminated as subadvisers to the Fund, and the Board of Trustees of the Fund approved the hiring of Crescent Capital Group LP, Polen Capital Credit, LLC, Ares Capital Management II LLC, Wellington Management Company LLP and Pacific Investment Management Company LLC as new sub-advisers to the Fund. The terminations and hirings of these sub-advisers to the Fund were all completed effective April 2025, prior to the date of this Report.

Material Fund Change Adviser [Text Block]
On March 11, 2025, Blackrock International Limited, Colchester Global Investors Limited, Loomis, Sayles & Company, L.P. and Western Asset Management Company, LLC were terminated as subadvisers to the Fund, and the Board of Trustees of the Fund approved the hiring of Crescent Capital Group LP, Polen Capital Credit, LLC, Ares Capital Management II LLC, Wellington Management Company LLP and Pacific Investment Management Company LLC as new sub-advisers to the Fund. The terminations and hirings of these sub-advisers to the Fund were all completed effective April 2025, prior to the date of this Report.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2025 at https://www.mercer.com/en‑us/solutions/investments/delegated‑solutions/ or upon request at 1-888-887-0619.

Updated Prospectus Phone Number	1-888-887-0619
Updated Prospectus Web Address	https://www.mercer.com/en‑us/solutions/investments/delegated‑solutions/
C000128968 [Member]
Shareholder Report [Line Items]
Fund Name	Mercer Opportunistic Fixed Income Fund
Class Name	Class Y-3
Trading Symbol	MOFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mercer Opportunistic Fixed Income Fund (the “Fund”) for the fiscal year ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mercer.com/mercer-funds-opportunistic-fixed. You can also request this information by contacting us at 1-888-887-0619.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-887-0619
Additional Information Website	www.mercer.com/mercer-funds-opportunistic-fixed
Expenses [Text Block]
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Opportunistic Fixed Income Fund (Class Y-3 / MOFIX)	$43	0.43%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Market Commentary and Fund Performance
How did the Fund perform during the reporting period?
•	For the 12 months ended March 31, 2025, the Fund underperformed its primary and secondary benchmarks.
•	Primary Benchmark: Bloomberg U.S. Aggregate Bond Index
•
Secondary Benchmark: 35% Bloomberg Global Aggregate Corporate Hedged Index, 17.5% Bloomberg Global High Yield Index, 10.5% JP Morgan CEMBI Diversified Index, 7% S&P/LSTA Leveraged Loan Index and 30% JP Morgan GBI-EM Diversified Index.

Top Contributors
•	Security selection within investment grade corporates in the banking and communications sectors aided performance.
•	Sector allocation within high yield, securitized products and bank loans contributed to performance as spreads tightened in 2024.
Top Detractors
•	Currency and bond positioning within emerging market debt were a drag on performance due to idiosyncratic events and movements in rates notably in Brazil and Turkey.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Comparison of the change in value of a $10,000 investment for the period indicated.
Average Annual Return [Table Text Block]

Average Annual Total Returns
Fund And Inception Date	1 Year	5 Years	10 Years
Mercer Opportunistic Fixed Income Fund – Class Y-3 – 08/21/2013	4.40%	4.24%	2.35%
Bloomberg U.S. Aggregate Bond Index (Primary Benchmark)	4.88%	‑0.40%	1.46%
ICE BofA Merrill Lynch Global High Yield 2% Constrained Index Unhedged	8.01%	6.55%	4.59%
Secondary Benchmark	6.01%	3.88%	2.69%

Performance Inception Date	Aug. 21, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 31, 2024, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, replacing the ICE BofA Merrill Lynch Global High Yield 2% Constrained Index Unhedged, as its primary benchmark.
Material Change Date	Mar. 11, 2025
Updated Performance Information Location [Text Block]	Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ for the most recent performance information.
Net Assets	$ 1,857,735,710
Holdings Count | Holding	1,208
Advisory Fees Paid, Amount	$ 6,379,252
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund Statistics that you should pay attention to:

Fund’s net assets	$1,857,735,710

Total number of portfolio holdings	1,208

Total advisory fees paid net of reimbursement	$6,379,252

Portfolio turnover rate as of the end of the reporting period	77%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Asset Allocation
Corporate Debt	39.9%
Sovereign Debt Obligations	35.2%
U.S. Government and Agency Obligations	14.8%
Mortgage Backed Securities - Private Issuers	5.6%
Asset Backed Securities	3.7%
Convertible Debt	0.5%
Bank Loans	0.1%
Common Stocks	0.0%	*
Mortgage Backed Securities - U.S. Government Agency Obligations	0.0%	*
Cash Equivalence	0.2%
Total	100.0%

* Less than 0.1%

Geographic Allocation (Top Ten)
United States	43.9%
Brazil	5.2%
Mexico	4.6%
South Africa	4.5%
Indonesia	3.2%
Malaysia	3.1%
Colombia	2.6%
United Kingdom	2.2%
Turkey	2.1%
Cayman Islands	2.1%
Total Countries less than 2.0%	26.3%
Cash Equivalence	0.2%
Total	100.0%

Material Fund Change [Text Block]
Material and Other Fund Changes
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2025 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.
On March 11, 2025, Blackrock International Limited, Colchester Global Investors Limited, Loomis, Sayles & Company, L.P. and Western Asset Management Company, LLC were terminated as subadvisers to the Fund, and the Board of Trustees of the Fund approved the hiring of Crescent Capital Group LP, Polen Capital Credit, LLC, Ares Capital Management II LLC, Wellington Management Company LLP and Pacific Investment Management Company LLC as new sub-advisers to the Fund. The terminations and hirings of these sub-advisers to the Fund were all completed effective April 2025, prior to the date of this Report.

Material Fund Change Adviser [Text Block]
On March 11, 2025, Blackrock International Limited, Colchester Global Investors Limited, Loomis, Sayles & Company, L.P. and Western Asset Management Company, LLC were terminated as subadvisers to the Fund, and the Board of Trustees of the Fund approved the hiring of Crescent Capital Group LP, Polen Capital Credit, LLC, Ares Capital Management II LLC, Wellington Management Company LLP and Pacific Investment Management Company LLC as new sub-advisers to the Fund. The terminations and hirings of these sub-advisers to the Fund were all completed effective April 2025, prior to the date of this Report.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2025 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

Updated Prospectus Phone Number	1-888-887-0619
Updated Prospectus Web Address	https://www.mercer.com/en-us/solutions/investments/delegated-solutions/
C000246249 [Member]
Shareholder Report [Line Items]
Fund Name	Mercer Short Duration Fixed Income Fund
Class Name	Class Y-3
Trading Symbol	MSDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mercer Short Duration Fixed Income Fund (the “Fund”) for the fiscal year ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mercer.com/mercer-funds-short-duration. You can also request this information by contacting us at 1-888-887-0619.
Additional Information Phone Number	1-888-887-0619
Additional Information Website	www.mercer.com/mercer-funds-short-duration
Expenses [Text Block]
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Short Duration Fixed Income Fund (Class Y-3/MSDYX)	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Market Commentary and Fund Performance
How did the Fund perform during the reporting period?
•	For the 12 months ended March 31, 2025, the Fund outperformed its benchmark, the Bloomberg 1-3 Yr. Gov/Credit Index.
Top Contributors
•
Sector allocation in agency mortgages, bank loans, Asset-Backed Securities (ABS), Collateral Mortgage-Backed Securities (CMBS) and Collateral Loan Obligations (CLOs) all contributed meaningfully to outperformance.

•	Security selection within structured products and investment grade corporates in the financial sector also contributed to excess return.
Top Detractors
•	Duration and curve positioning slightly hindered performance because the Funds subadvisers maintained a modestly longer duration than the benchmark throughout 2024 as rates moved higher.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Comparison of the change in value of a $10,000 investment for the period indicated.
Average Annual Return [Table Text Block]

Average Annual Total Returns
Fund And Inception Date	1 Year	Since Inception
Mercer Short Duration Fixed Income Fund – Class Y-3 – 12/01/2023	6.09%	6.20%
Bloomberg U.S. 1-3 Year Gov/Credit	5.61%	5.45%

Performance Inception Date	Dec. 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ for the most recent performance information.
Net Assets	$ 63,573,494
Holdings Count | Holding	591
Advisory Fees Paid, Amount	$ 64,945
Investment Company Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund Statistics that you should pay attention to:

Fund’s net assets	$63,573,494

Total number of portfolio holdings	591

Total advisory fees paid net of reimbursement	$64,945

Portfolio turnover rate as of the end of the reporting period	167%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Maturity
< 1 year	8.7%
1-3 Years	51.8%
3-5 Years	20.8%
5-10 years	5.1%
10-30 Years	8.9%
> 30 years	4.7%
Total	100.0%

Asset Allocation
Corporate Debt	36.3%
Asset Backed Securities	22.5%
U.S. Government and Agency Obligations	20.4%
Mortgage Backed Securities - U.S. Government Agency Obligations	10.3%
Mortgage Backed Securities - Private Issuers	5.8%
Bank Loans	3.3%
Sovereign Debt Obligations	0.3%
Cash Equivalence	1.1%
Total	100.0%